Summary of Significant Accounting Policies - Employee benefit expenses and Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($) segment	Aug. 31, 2019 CNY (¥) segment	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Summary of Significant Accounting Policies
Employee benefit expenses	$ 46,974	¥ 336,067	¥ 256,298	¥ 159,867
Number of reportable segments	1	1